COMMISSIONS AND FEES (Tables)	12 Months Ended
Dec. 31, 2014
Fees and Commissions [Abstract]
Commissions and fees revenues
The following table presents Commissions and fees revenue for the years ended December 31:

In millions of dollars	2014	2013	2012
Investment banking	$3,687	$3,315	$2,991
Trading-related	2,503	2,563	2,331
Credit cards and bank cards	2,227	2,472	2,775
Trade and securities services	1,871	1,847	1,733
Other consumer(1)	885	911	908
Checking-related	531	551	615
Corporate finance(2)	531	516	516
Loan servicing	380	500	313
Other	417	266	402
Total commissions and fees	$13,032	$12,941	$12,584

(1)	Primarily consists of fees for investment fund administration and management, third-party collections, commercial demand deposit accounts and certain credit card services.

(2)	Consists primarily of fees earned from structuring and underwriting loan syndications.